Collaborative Arrangements	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Collaborative Arrangement Disclosure [Text Block]

Note 8. Collaborative Arrangements

The Company has agreements with two manufacturing companies to jointly advance certain of its proprietary technology with each of those two companies. The agreements entitle the Company to receive reimbursement payments of costs actually incurred under joint development projects. During the three months ended March 31, 2013 and March 31, 2012, approximately $1.0 million and $150,000, respectively, of research and development expenses were offset by payments that were received from these companies.